Segment Information (FY) (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of Reconciliation of Revenue from Segments to Consolidated
The following table presents statements of continuing operations data and assets by segment (in thousands):

	Three Months Ended September 30,
	2019	2018

Depreciation and amortization:
SES Foreign Operating	$—	$2
Technology licensing and related services	—	—
Corporate	13	9
Total depreciation and amortization	$13	$11

Operating loss:
SES Foreign Operating	$(70)	$(106)
Technology licensing and related services	(125)	(495)
Corporate	(417)	(1,087)
Total operating loss	$(612)	$(1,688)

Equity income of joint ventures:
SES Foreign Operating	$—	$75
Technology licensing and related services	—	—
Corporate	—	—
Total equity income (losses) of joint ventures	$—	$75

Interest expense
SES Foreign Operating	$—	$—
Technology licensing and related services	—	—
Corporate	344	324
Total interest expense	$344	$324

The following table presents statements of operations data and assets by segment (in thousands):

	Year Ended June 30,
	2019	2018
Revenue:
SES Foreign Operating	$—	$894
Technology licensing and related services	—	613
Corporate	—	—
Total revenue	$—	$1,507

Depreciation and amortization:
SES Foreign Operating	$6	$10
Technology licensing and related services	—	—
Corporate	252	27
Total depreciation and amortization	$258	$37

Impairment loss:
SES Foreign Operating	5,000	3,500
Technology licensing and related services	—	—
Corporate	—	—
Total impairment loss	$5,000	$3,500

Operating loss:
SES Foreign Operating	(5,620)	(3,682)
Technology licensing and related services	(1,284)	(1,138)
Corporate	(4,162)	(5,331)
Total operating loss	$(11,066)	$(10,151)

Interest Expenses:
SES Foreign Operating	$—	$—
Technology licensing and related services	—	—
Corporate	1,326	869
Total interest expenses	$1,326	$869

Equity in losses of joint ventures:
SES Foreign Operating	$198	$715
Technology licensing and related services	—	—
Corporate	—	—
Total equity in losses of joint ventures	$198	$715

Schedule of Reconciliation of Assets from Segment to Consolidated
	September 30, 2019	June 30, 2019
Assets:
SES Foreign Operating	$103	$215
Technology licensing and related services	1,015	1,018
Corporate	945	1,423
Total assets	$2,063	$2,656

	June 30, 2019	June 30, 2018
Assets:
SES Foreign Operating	$215	$7,402
Technology licensing and related services	1,018	984
Corporate	1,423	5,928
Total assets	$2,656	$14,314